Summary of significant accounting policies - Revenue, Government grants, Research and development, Other operating income and Income taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement
Tax rate	32.28%	32.28%	32.28%
Minimum | Domestic
Statement
Tax rate	27.00%	27.00%	27.00%
Minimum | Foreign
Statement
Tax rate	19.00%	19.00%	19.00%
Maximum | Domestic
Statement
Tax rate	32.00%	32.00%	32.00%
Maximum | Foreign
Statement
Tax rate	28.00%	31.00%	34.00%